United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       2/09/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total: 105,813
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24140108      512    12,000SH     SOLE                              12,000
Weatherford Intl                Common Stock    H27013103      565    31,550SH     SOLE                              31,550
Abbott Laboratories             Common Stock    002824100      872    16,160SH     SOLE                              16,160
Altria Group Inc                Common Stock    02209S103      225    11,485SH     SOLE                              11,485
Amazon.com                      Common Stock    023135106     5719    42,517SH     SOLE                              42,517
American Express                Common Stock    025816109     1459    36,013SH     SOLE                              36,013
American Tower                  Common Stock    029912201    17490   404,762SH     SOLE                             404,762
Anadarko Petroleum              Common Stock    032511107      318     5,100SH     SOLE                               5,100
Athenahealth Inc                Common Stock    04685W103     2200    48,620SH     SOLE                              48,620
Auto Data Processing            Common Stock    053015103      462    10,800SH     SOLE                              10,800
Berkshire Hathaway Cl A         CL A            084670108      694         7SH     SOLE                                   7
Berkshire Hathaway Cl B         CL B            084670207      345       105SH     SOLE                                 105
Cigna                           Common Stock     125509109     424    12,015SH     SOLE                              12,015
Chevron Texaco                  Common Stock     166764100     313     4,060SH     SOLE                               4,060
Citi Trends Inc                 Common Stock    17306X102      207     7,500SH     SOLE                               7,500
Coca Cola Company               Common Stock     191216100     761    13,348SH     SOLE                              13,348
Destination Maternity Co        Common Stock    25065D100     1806    95,049SH     SOLE                              95,049
Devon Energy New                Common Stock    25179M103      441     6,000SH     SOLE                               6,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100      253     3,000SH     SOLE                               3,000
eBay                            Common Stock     278642103    4042   171,772SH     SOLE                             171,772
Electronic Arts                 Common Stock     285512109    2605   146,768SH     SOLE                             146,768
Esco Technologies               Common Stock     296315104    1711    47,730SH     SOLE                              47,730
Euronet Worldwide               Common Stock     298736109    7368   335,650SH     SOLE                             335,650
Exxon Mobil                     Common Stock    30231G102     5992    87,879SH     SOLE                              87,879
General Electric                Common Stock     369604103     695    45,938SH     SOLE                              45,938
Genworth Financial Inc          Common Stock    37247D106      159    14,000SH     SOLE                              14,000
Glaxosmithkline Plc             Common Stock    37733W105      213     5,033SH     SOLE                               5,033
Google Inc Class A              CL A            38259P508      632     1,020SH     SOLE                               1,020
I C U Medical                   Common Stock    44930G107     1089    29,875SH     SOLE                              29,875
Intl Business Machines          Common Stock     459200101     383     2,924SH     SOLE                               2,924
Intl Game Technology            Common Stock     459902102    1325    70,565SH     SOLE                              70,565
Johnson & Johnson               Common Stock     478160104    2290    35,556SH     SOLE                              35,556
Kimberly Clark                  Common Stock     494368103     207     3,252SH     SOLE                               3,252
Legg Mason Inc                  Common Stock     524901105    1381    45,790SH     SOLE                              45,790
Merck & Co Inc                  Common Stock    58933Y105      579    15,832SH     SOLE                              15,832
Microsoft                       Common Stock     594918104    1629    53,439SH     SOLE                              53,439
Netflix Inc                     Common Stock    64110L106     9575   173,805SH     SOLE                             173,805
Northern Trust Corporation      Common Stock     665859104     514     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105      368    15,000SH     SOLE                              15,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105      167    10,000SH     SOLE                              10,000
Penn Virginia Corp              Common Stock     707882106    1160    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock     717081103     317    17,400SH     SOLE                              17,400
Philip Morris Intl Inc          Common Stock     718172109     553    11,485SH     SOLE                              11,485
Powershares WilderHill Clean E  WNDRHLL CLN EN  73935X500      182    16,500SH     SOLE                              16,500
T Rowe Price Group              Common Stock    74144T108     2133    40,048SH     SOLE                              40,048
Qualcomm                        Common Stock     747525103   23127   499,945SH     SOLE                             499,945
Wells Fargo & Co. New           Common Stock     949746101     351    13,000SH     SOLE                              13,000
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